Operating Leases - Current and Non-current Lease Obligation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating leases
Total operating lease liabilities	¥ 642,132		¥ 740,067
Less: Current operating lease liabilities	186,253	$ 26,233	229,718
Long-term operating lease liabilities	¥ 455,879	$ 64,209	¥ 510,349